Stockholders’ Equity (Deficit) (Details) - USD ($)													1 Months Ended																3 Months Ended							9 Months Ended		12 Months Ended
	Sep. 01, 2023	Aug. 31, 2023	Feb. 21, 2023	Oct. 07, 2022	Sep. 16, 2022	Sep. 13, 2022	Aug. 11, 2022	May 27, 2022	Oct. 31, 2021	Aug. 31, 2021	Feb. 03, 2020	Feb. 03, 2020	Aug. 31, 2023	Aug. 17, 2023	May 30, 2023	Apr. 20, 2023	Dec. 20, 2022	Sep. 30, 2022	Sep. 16, 2022	Sep. 16, 2022	Jun. 15, 2022	Mar. 31, 2022	Dec. 31, 2021	Oct. 20, 2021	Aug. 31, 2021	Feb. 24, 2021	Jul. 19, 2019	Oct. 31, 2017	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Oct. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 11, 2023	Apr. 18, 2023	Sep. 20, 2022	Jul. 19, 2022	Dec. 06, 2021	Oct. 18, 2021	May 24, 2021	Mar. 08, 2018
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common stock, par value (in Dollars per share)																																															$ 0.001
Company issued shares (in Shares)																																				4,675		3,707	31
Stock-based compensation																																						$ 507,558
Sale in a private placement (in Shares)		1,000,000											1,000,000
Recognized expense																																							$ 1,843,902
Company issued shares (in Shares)																																						1,457
Issue of common stock (in Shares)										2,292											10,200		4,747		2,292				157							157		30,609	4,747
Stock based compensation																																							$ 254,242
Shares of common stock (in Shares)									1,417														4,124				1								2,402				41
Exercise of warrants and received																					$ 495.8																	$ 1,109,574	$ 3,727,285
Settlement of accounts payable shares (in Shares)																																							13
Common stock, shares issued (in Shares)									2,292																										2,292
Preferred stock, shares authorized (in Shares)																							3,000,000						3,000,000							3,000,000		3,000,000	3,000,000
Common stock, par value (in Dollars per share)																							$ 0.001						$ 0.001							$ 0.001		$ 0.001	$ 0.001
Purchaser cash																											$ 20,000																	$ 20,000
Preferred stock outstanding (in Shares)																							0				250,000,000		0							0		0	0					250,000,000
Redemption preferred stock																																				$ 20,000		$ 20,000
Company paid				$ 20,000							$ 25,000	$ 25,000										$ 100,000
Preferred stock share (in Shares)				1
Recognized expense (in Shares)																												1,250
Granted stock options (in Shares)																										60,000
Fair market value																										100.00%
Company granted (in Shares)																																							47
Weighted average grant																																							$ 335.6
Exercisable options (in Shares)																													1,127							1,127		1,072
Weighted average exercise price per share (in Dollars per share)																																				$ 6,802.93		$ 6,940
Stock options shares (in Shares)																																								791,187
Share based payment remaining expenses																																				$ 0
Vesting expense																																				308,479	$ 993,462	$ 826,795
General and administrative expenses																																				24,429		105,049	587,209
General and administrative expenses																																						$ 504,699	$ 239,586
Warrants issued (in Shares)																							162,439															16,957	162,439
Warrants issued and vesting																																						$ 609,748
Remaining expensed																																				$ 0		$ 0
Weighted average vesting term																																				0 years		2 months 19 days
Proceeds from exercised																																						$ 4,486
Warrants exercise price (in Dollars per share)		$ 12.5								$ 3,000											$ 2,300
Gross proceeds			$ 1,500,000		$ 500,000		$ 500,000	$ 550,000													$ 1,350,000
Share purchase (in Shares)																		83,333
Fair value of warrant																					$ 3,759,044
Offering Reflecting Reduced Exercise Price, Per Share (in Dollars per share)																	$ 495.8
Research and development expenses																																				$ 2,771,100	4,186,842
Vested, share (in Shares)																																						463
Reverse stock split description						1 for 50								1 for 40																						On September 13, 2022, the Company effectuated a 1 for 50 reverse stock split (the “2022 Reverse Split”).
Stock based compensation for consulting services																															$ 168,300		$ 250,000	$ 3,719		$ 168,300		$ 507,558	$ 336,117
Restricted stock issuance																													$ 94,028	$ 103,264	111,187	$ 293,119	309,704	377,671					1,843,902
Restricted stock vested (in Shares)																																				170
Sale of share price (in Dollars per share)																																												$ 0.001		$ 3,000
Net proceeds paying commissions																																				$ 507,016
Payments to repurchase of preferred stock				$ 20,000
Preferred stock, value																																									$ 1,000
Cash																							$ 7,872,061						$ 1,651,354							1,651,354		2,768,640	7,872,061		$ 1,000	$ 10,000,000
Options granted and vesting expense																																				0	660,191
Proceeds from issuance of common stock	$ 9,086																																			$ 10,547,867
Warrant exercised	$ 6,128
Exercise price per share (in Dollars per share)		$ 10								$ 5,060			$ 10			$ 34.4		$ 240							$ 5,060							$ 240					$ 240								$ 2,300
Common stock share issued (in Shares)							278																																							1,417
Warrants to purchase of common stock (in Shares)										2,292						115									2,292																							10,000
Share purchase price (in Dollars per share)																$ 48.76
Proceeds from loans															$ 2,000,000	$ 1,600,000
Commissions and closing fees																$ 291,000
Exercisable																3 years
Warrant exercise price, additions (in Dollars per share)																$ 61		$ 240	$ 240	$ 240
Property management fees, description																																				(i) pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 1,000,000 shares of the Company’s common stock at an exercise price of $0.001 per share, and (ii) warrants (the “Common Warrants”) to purchase up to 1,000,000 shares of the Company’s Common Stock at an exercise price of $10.00 per share.
Warrants shares issued (in Shares)		60,000					1,180						60,000
Warrants term		5 years 6 months											5 years 6 months																5 years							5 years
Common stock, value																													$ 368							$ 368		108
Warrants issued black scholes valuation		$ 1,900,000
Proceeds from Issuance of private placement													$ 9,000,000
Payments of outstanding obligation		$ 3,100,000											3,100,000
Repayment of debt													$ 400,000
General and administrative																													7,169,863			$ 3,919,618				15,209,789	$ 12,332,728	15,985,552	22,084,389
Research and development																													$ 898,724			1,570,540				$ 2,771,100	4,186,842	$ 7,268,084	5,042,617
2017 Equity Incentive Plan [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Recognized expense (in Shares)																												2,500,000
Common Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Company issued shares (in Shares)																																						231
Warrant issued (in Shares)										44,173															44,173
Stock based compensation for consulting services																															5	(1)	1	1				$ 5
Restricted stock issuance																																1
Warrant exercise price, additions (in Dollars per share)																									$ 6,000
Warrant [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Issue of common stock (in Shares)																																						4,486
Share based payment remaining expenses																																						$ 179,892
Weighted average vesting term																																						9 months
Preferred Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Preferred stock, shares authorized (in Shares)																																						3,000,000
Stock based compensation for consulting services
Restricted stock issuance
Minimum [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common stock, shares authorized (in Shares)																																															27,000,000
Recognized expense																																							1,443,700
Exercise price per share (in Dollars per share)																					$ 2,300
Warrants exercise price (in Dollars per share)																	2,300
Aggregate gross sales																$ 0
Minimum [Member] | Warrant [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Warrants issued and vesting																																							$ 189,899
Maximum [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common stock, shares authorized (in Shares)																																															100,000,000
Exercise price per share (in Dollars per share)																					495.8
Warrants exercise price (in Dollars per share)																	$ 495.8
Aggregate gross sales																$ 50,000,000
Exercise price per share (in Dollars per share)																$ 6,000
Weighted Average [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Weighted average vesting term																																				0 years
One Year [Member] | Minimum [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Exercise price per share (in Dollars per share)																																								$ 235,415
One Year [Member] | Maximum [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Exercise price per share (in Dollars per share)																																								$ 555,772
Restricted Stock Awards [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Settlement of accounts payable shares (in Shares)																																							233
Shares vested (in Shares)																																							13
Restricted Stock Units [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Recognized expense																																							$ 17,000
At The Market Offerings [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Sale of shares (in Shares)																																				8,466
Sale of share price (in Dollars per share)																													$ 62.05							$ 62.05
Warrant [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Exercise price per share (in Dollars per share)																$ 34.4																																$ 200
Common stock share issued (in Shares)		60,000											60,000
Warrants to purchase of common stock (in Shares)																2,379
Warrant [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Warrants shares issued (in Shares)		60,000											60,000
Series B Preferred Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Preferred stock, shares authorized (in Shares)																													1							1		1
Common stock, par value (in Dollars per share)																													$ 0.001							$ 0.001		$ 0.001						$ 0.001
Preferred stock price per share (in Dollars per share)																											$ 0.001
Preferred stock outstanding (in Shares)																													0							0		0
Preferred stock, value
Common Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common stock, par value (in Dollars per share)																							$ 0.001			$ 0.001			$ 0.001							$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized (in Shares)																							100,000,000						100,000,000							100,000,000		100,000,000	100,000,000
Sale in a private placement (in Shares)		1,000,000											1,000,000
Issue of common stock (in Shares)																													50,000							50,000
Common stock issued to exercise of prefunded warrants (in Shares)																																				(184,374)
Aggregate offering share price																	$ 50,000,000
Proceeds from issuance of common stock																								$ 4,250,000	$ 11,000,000											$ 1,900,000
Exercise price per share (in Dollars per share)		$ 0.001								$ 61			$ 0.001												$ 61
Common stock share issued (in Shares)																							22,271						367,902							367,902		107,698	22,271				30,608
Warrants to purchase of common stock (in Shares)										2,378															2,378
Common stock, value		$ 32,300,000											$ 32,300,000										$ 22															$ 108	$ 22
Common Stock [Member] | Pre-Funded Warrants [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Warrants to purchase of common stock (in Shares)																39,634
Series C Warrants [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Warrants exercise price (in Dollars per share)																					$ 300
Share purchase (in Shares)																					1,229
Exercise price increase																					$ 344,158
Fair value of warrant																	$ 29,058
Preferred Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Preferred stock, shares authorized (in Shares)																													3,000,000							3,000,000
Preferred stock outstanding (in Shares)																																									250,000,000
Series C Preferred Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Preferred stock, shares authorized (in Shares)																													1							1		1
Common stock, par value (in Dollars per share)																													$ 0.001							$ 0.001		$ 0.001			$ 0.001
Preferred stock outstanding (in Shares)																													0							0		0
Preferred stock, value
General and Administrative Expense [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
General and administrative																																				308,479	242,915
Research and Development Expense [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Research and development																																				58,777	$ 6,787
Stanford University [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Recognized expense																																							$ 64,875
Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Company issued shares (in Shares)																																					413
Number of shares, granted (in Shares)																																						292	912
Sale in a private placement (in Shares)																																						463
Recognized expense																																						$ 1,209,906
Issue of common stock (in Shares)																																						463
Number of shares, vested (in Shares)																																							414
Share based payment remaining expenses																																						$ 321,603
General and administrative expenses																																					$ 993,462	$ 848,597
Remaining expensed
Weighted average vesting term																																						4 months 24 days
Vesting expense																																						$ 1,222,875	$ 1,843,902
Research and development expenses																																						356,105
Sales and marketing																																						$ 18,346
Grant total (in Shares)																																						292
Common stock issued, vested (in Shares)																																						463
Restricted stock issuance																																				$ 170
Recognized expenses																																				$ 308,479	$ 253,719
Restricted stock vested (in Shares)																																				170	291
Restricted stock granted (in Shares)																		379											0			379				0	379
Nonvested Stock Options [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Number of shares, granted (in Shares)
General and administrative expenses																																					$ 472,156
Research and development expenses																																				$ 35,535	188,035
Vested, share (in Shares)																																				55		172
Options granted and vesting expense																													$ 59,964								$ 660,191